Schedule of financial instruments breakdown by category (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,014,312	$ 1,382,221
Financial liabilities	2,411,333	2,612,070
Loans and financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,699,315	2,024,314
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,639	25,689
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,925	26,874
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	411,818	370,122
Confirming payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	232,860	145,295
Use of public assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		19,215
Service concession arrangements [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,384
Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	392	561
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,299,731	2,383,638
Financial liabilities at amortised cost, category [member] | Loans and financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,610,638	1,822,756
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,639	25,689
Financial liabilities at amortised cost, category [member] | Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	411,818	370,122
Financial liabilities at amortised cost, category [member] | Confirming payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	232,860	145,295
Financial liabilities at amortised cost, category [member] | Use of public assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,384	19,215
Financial liabilities at amortised cost, category [member] | Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	392	561
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	111,602	228,432
Financial liabilities at fair value through profit or loss, category [member] | Loans and financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	88,677	201,558
Financial liabilities at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,925	26,874
Financial assets at fair value through other comprehensive income, category [member] | Loans and financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Ifrs cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	743,817	1,086,163	[1]
Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,202	35,044	[1]
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,394	31,980	[1]
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	231,174	229,032
Equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,723
Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	2
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	847,990	1,185,471
Financial assets at amortised cost, category [member] | Ifrs cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	743,817	1,086,163
Financial assets at amortised cost, category [member] | Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,202	35,044
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	84,969	64,262
Financial assets at amortised cost, category [member] | Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	2
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	162,599	196,750
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,394	31,980
Financial assets at fair value through profit or loss, category [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	146,205	$ 164,770
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,723
Financial assets at fair value through other comprehensive income, category [member] | Equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,723

[1]	As mentioned in note 5 (c), in 2021, the Company modified its Financial Risk Management Policy, allowing the use of local ratings available from local agencies in Peru, for assessing the credit risks of financial institutions in Peru. Therefore, the Company is presenting the 2020 comparative balances according to the updated policy.